Long-Term Debt - Scheduled Maturities of Advances and Notes Payable (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2018	$ 0
2019	9,534
2020	0
2021	0
Thereafter	0
Total	$ 9,534	$ 9,547